Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income	$ 271,674	$ 256,996	$ 250,745
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	43,597	37,030	35,119
Amortization of debt issuance costs	2,363	803	717
Amortization of deferred items	3,333	13,755	(15,902)
Provision for doubtful accounts		(65)	1,002
Provision for inventory obsolescence	735	1,123	680
Deferred income tax (benefit) expense	(1,065)	4,798	(4,527)
Share-based compensation expense	6,314	9,998	7,664
Other, net	4,847	(1,855)	(402)
Change in assets and liabilities:
(Increase) decrease in accounts receivable	13,214	26,187	(4,819)
Decrease in insurance receivable		281
(Increase) decrease in income tax receivable	10,421	(7,746)	(5,014)
Increase in inventory	(6,249)	(3,736)	(12,910)
(Increase) decrease in prepaid expenses	845	(179)	(1,892)
Increase in deferred costs and other assets	(10,379)	(10,321)	(9,825)
Increase (decrease) in accounts payable	(1,173)	4,735	(11)
Increase (decrease) in accrued liabilities	4,440	(854)	(43)
Increase (decrease) in income tax payable	(17,906)	(2,700)	13,058
Increase (decrease) in deferred credits and other liabilities	14,777	(21,850)	51,262
Net increase in Operating Capital	68,114	49,404	54,157
Net Cash Provided by Operating Activities	339,788	306,400	304,902
Cash flows from investing activities:
Capital expenditures	(514,858)	(187,094)	(430,470)
Collection of insurance receivable		3,607	1,822
Proceeds from sale of assets	218	1,504	330
Net Cash Used by Investing Activities	(514,640)	(181,983)	(428,318)
Cash flows from financing activities:
Principal payments on bank credit facilities	(55,000)	(45,000)	(50,000)
Proceeds from bank credit facilities	345,000		155,000
Principal payments on notes payable	(3,631)
Proceeds from notes payable	9,092
Debt issuance costs paid	(12,322)		(2,611)
Proceeds from exercise of stock options	6,192	847	194
Net Cash Provided (Used) by Financing Activities	289,331	(44,153)	102,583
Net increase (decrease) in cash and cash equivalents	114,479	80,264	(20,833)
Cash and cash equivalents, at beginning of period	180,523	100,259	121,092
Cash and cash equivalents, at end of period	$ 295,002	$ 180,523	$ 100,259